UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     35
Form 13F Information Table Value Total:     $27,854



List of Other Included Managers:


No.   13F File Number        Name


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
                                                  C>
                                                   MARKET
                                                   VALUE  TOTAL    PUT/  INVSTMT   OTHER
NAME OF ISSUER          TITLE OF CLASS   CUSIP NO (x$1000)SHARESSH CALL  DSCRETN   MANAGERS

ALCOA INC                    COM         013817101    664  18639SH       DEFINED       0
AMERICAN INTL GROUP INC      COM         026874107    743  28088SH       DEFINED       0
AON CORP                     COM         037389103    825  17957SH       DEFINED       0
AT&T INC                     COM         00206R102    583  17300SH       DEFINED       0
BANK OF AMERICA CORP         COM         060505104    357  14954SH       DEFINED       0
BRISTOL-MYERS SQUIBB CO      COM         110122108    835  40685SH       DEFINED       0
CADBURY PLC SPONSORED ADR    COM         12721E102    671  13335SH       DEFINED       0
DELL INC                     COM         24702R101    962  43950SH       DEFINED       0
DOW CHEMICAL CO              COM         260543103    721  20645SH       DEFINED       0
DTE ENERGY CO                COM         233331107    941  22175SH       DEFINED       0
EMERSON ELECTRIC COMPANY     COM         291011104  1,013  20485SH       DEFINED       0
FINANCIAL SELECT SECTOR SPDR COM         81369Y605    352  17350SH       DEFINED       0
GENERAL ELECTRIC COMPANY     COM         369604103  1,212  45425SH       DEFINED       0
HONEYWELL INTERNATIONAL INC  COM         438516106    367   7303SH       DEFINED       0
INTEL CORPORATION            COM         458140100  1,040  48410SH       DEFINED       0
INTERNATIONAL BUSINESS MACHINCOM         459200101    893   7535SH       DEFINED       0
JOHNSON & JOHNSON            COM         478160104  1,140  17725SH       DEFINED       0
KIMBERLY CLARK               COM         494368103    872  14580SH       DEFINED       0
KROGER COMPANY               COM         501044101    899  31145SH       DEFINED       0
MARSH & MCLENNAN COS INC     COM         571748102    896  33760SH       DEFINED       0
MERCK & COMPANY INC          COM         589331107    230   6095SH       DEFINED       0
MICROSOFT CORP               COM         594918104    858  31190SH       DEFINED       0
MOTOROLA INC                 COM         620076109    796 108420SH       DEFINED       0
NESTLE SA SPNSRD ADR REP RG SCOM         641069406  1,039   9175SH       DEFINED       0
PFIZER INC                   COM         717081103    889  50875SH       DEFINED       0
SARA LEE CORP                COM         803111103    497  40531SH       DEFINED       0
SEAGATE TECHNOLOGY           COM         G7945J104    767  40105SH       DEFINED       0
SPRINT NEXTEL CORP           COM         852061100  1,569 165155SH       DEFINED       0
SYSCO CORP                   COM         871829107    606  22015SH       DEFINED       0
TIME WARNER INC              COM         887317105    800  54060SH       DEFINED       0
UNITEDHEALTH GROUP INC       COM         91324P102    520  19825SH       DEFINED       0
VERIZON COMMUNICATIONS       COM         92343V104    934  26394SH       DEFINED       0
WELLPOINT INC                COM         94973V107    645  13540SH       DEFINED       0
WELLS FARGO & CO (NEW)       COM         949746101    603  25383SH       DEFINED       0
WYETH CORP                   COM         983024100  1,115  23244SH       DEFINED       0

